Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2015	2014
Project-related provisions	$201,719	$126,037
Dividends payable(1)	25,697	24,291
Derivative instruments(2)	17,779	15,422
Acquisition-related liabilities(3)	3,266	15,397
Other	286,888	241,144

	$535,349	$422,291

(1)	The amounts payable as a result of the July 29, 2015 and the July 29, 2014 dividend declarations. Please see Note 18 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. Please see Note 6 to the consolidated financial statements.
(3)	Classified as a Level 3 liability. Please see Note 4 to the consolidated financial statements.